TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of deferred income taxes

	December 31,	December 31,
	2020	2019
Tax loss carry forwards	$85,679	$78,654
Investment tax credits	6,555	6,545
Other	3,942	6,569
Financing costs	1,111	2,431
Inventories	(430)	(675)
Long term debt	(3,531)	(6,061)
Provincial mining tax attributes	(21,892)	(15,107)
Mineral interests	(198,447)	(124,391)
	$(127,013)	$(52,035)

Schedule of deductible temporary differences for which no deferred income tax assets are recognized

	December 31,	December 31,
	2020	2019
Provincial mining tax attributes	$25,956	$21,239
Decommissioning and restoration provision	25,956	21,239
Other	68	68
	$51,980	$42,546

Schedule of income tax expense

	For the year ended
	December 31,	December 31,
	2020	2019
Current income tax expense	$6,382	$4,561
Deferred income tax expense	75,081	36,799
	$81,463	$41,360

Schedule of reconciliation of provision for income taxes to the amount calculated using statutory income tax rates

	For the year ended
	December 31,	December 31,
	2020	2019
Expected tax expense	$11,617	$22,215
Change in unrecognized temporary differences	1,274	619
Impact of initial recognition exemption on sale of Snowfield	52,256	—
Impact of foreign exchange on CAD denominated tax attributes	(1,417)	(6,305)
Non-deductible settlement of offtake obligation	—	7,821
Non-temporary differences and other	481	903
Provincial mining taxes	17,094	15,398
Share-based compensation expense	158	709
	$81,463	$41,360